UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21630

Alpha Core Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert DiCarlo

President and Principal Executive Officer

Alpha Core Strategies Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Explanatory Note: Effective January 1, 2015, the registrant’s name was changed from “NT Alpha Strategies Fund” to “Alpha Core Strategies Fund.”

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND	DECEMBER 31, 2014 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 98.8%
Distressed – 11.7%
(Cost $49,653,000)
Chatham Asset Partners High Yield Fund, L.P.	$15,867,000
Knighthead Domestic Fund, L.P.	24,293,000
Varadero Partners L.P.	22,638,000
62,798,000
Fixed Income Arbitrage – 1.8%
(Cost $6,750,000)
Triton Fund, L.P.	9,872,000
Global Macro – 11.5%
(Cost $55,351,000)
Discovery Global Opportunity Partners, L.P.	29,175,000
Trient Global Macro Partners, L.P.	16,160,000
Tse Capital Fund L.P.	16,160,000
61,495,000
Non-U.S. Equity Hedge – 14.2%
(Cost $59,707,000)
Hermitage Global Partners, L.P.*	32,000
Indus Pacific Opportunities Fund L.P.	18,673,000
MW Eureka (US) Fund	21,846,000
Pelham Long/Short Fund, L.P.	19,476,000
Zebedee Focus Fund Limited	15,783,000
75,810,000
Relative Value – 11.6%
(Cost $52,971,000)
Alphadyne Investment Strategies Partners, L.P.	23,991,000
Investcorp Interlachen Multi-Strategy Fund, LLC*	74,000
North Pole Offshore	20,680,000
Peak6 Achievement Fund, LLC	17,247,000
61,992,000
Sector Hedge – 7.8%
(Cost $19,912,000)
Broadfin Healthcare Fund, L.P.	20,922,000
Camber Capital Fund, L.P.	21,077,000
41,999,000
Special Situations – 21.5%
(Cost $83,949,000)
Archer Capital Fund, L.P.	15,130,000
Corvex Partners, L.P.	29,108,000
HG Vora Special Opportunities Fund, L.P.	19,782,000
JHL Capital Fund, LLC	12,852,000
Pentwater Event Fund LLC	13,144,000
Senator Global Opportunity Fund, L.P.	24,837,000
114,853,000
U.S. Equity Hedge – 18.7%
(Cost $78,466,000)
Black Diamond Thematic, L.P.	21,482,000
The Collectors’ Qualified Fund L.P.	16,962,000
Harvest Small Cap Partners, L.P.	19,574,000

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 98.8% – continued
U.S. Equity Hedge – 18.7% continued
Lakewood Capital Partners, L.P.	$18,921,000
Tourbillon Global Equities LLC	22,866,000
99,805,000
Total Investments in Sub-Funds
(Cost $406,759,000)	$528,624,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 0.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	2,782,000	$2,782,000
Total Cash Equivalent
(Cost $2,782,000)		$2,782,000
TOTAL INVESTMENTS – 99.3%
(Cost $409,541,000)		531,406,000
Other Assets less Liabilities – 0.7%		3,713,000
NET ASSETS – 100.0%		$535,119,000

(1) Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Diversified Assets Portfolio of the Northern Institutional Funds.

(2) At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $4,317,000 with net sales of approximately $1,535,000 during the nine months ended December 31, 2014.

* During the current year, all of the underlying investments’ value in these Sub-Funds were held in a side pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 0.1% of the Fund’s net assets are in side pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

QUARTERLY REPORT	1	NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS continued

NT ALPHA STRATEGIES FUND

At December 31, 2014, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Distressed	11.7%
Fixed Income Arbitrage	1.8
Global Macro	11.5
Non-U.S. Equity Hedge	14.2
Relative Value	11.6
Sector Hedge	7.8
Special Situations	21.5
U.S. Equity Hedge	18.7
Cash Equivalent and Other Assets Less Liabilities	1.2
Total	100.0%

At December 31, 2014, the Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 12.3%	$48,254,000	$65,571,000
United States – 86.5%	358,505,000	463,053,000
Total		$528,624,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs. The Fund utilized the following valuation technique on Level 2 investments: The Fund valued certain investments at fair value, which in turn is based on valuation data obtained from the Sub-Funds directly, for which those investments may have a redemption period of 90 days or less and a notification period of 90 days or less.

Level 3 – Valuation based on inputs that are unobservable and significant. The Fund utilized the following valuation technique on Level 3 investments: The Fund valued certain investments at fair value, which in turn is based on valuation data obtained from the Sub-Funds directly, for which those investments may have a redemption period of 90 days or greater and a notification period of 90 days or greater, a side-pocket agreement, a lock-up period, or have implemented other restrictions on liquidity.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and other financial instruments, if any. The following is a summary of the leveling inputs used in valuing the Fund’s investments, which are carried at fair value, as of December 31, 2014.

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Sub-Funds
Distressed	$—	$45,820	$16,978	$62,798
Fixed Income Arbitrage	—	9,872	—	9,872
Global Macro	—	61,495	—	61,495
Non-U.S. Equity Hedge	—	55,882	19,928	75,810
Relative Value	—	61,918	74	61,992
Sector Hedge	—	21,077	20,922	41,999
Special Situations	—	43,550	71,303	114,853
U.S. Equity Hedge	—	99,805	—	99,805
Cash Equivalent	2,782	—	—	2,782
Total	$2,782	$399,419	$129,205	$531,406

NT ALPHA STRATEGIES FUND	2	QUARTERLY REPORT

NT ALPHA STRATEGIES FUND

DECEMBER 31, 2014 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2014, there were no transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCH- ASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)*	TRANSFERS OUT OF LEVEL 3 (000S)*	STRATEGY RECLASSIF- ICATION†	BALANCE AS OF 12/31/14 (000S)	CHANGE IN UNREALIZED APPRE- CIATION (DEPRE- CIATION) FROM INVESTMENTS STILL HELD AT 12/31/14 (000S)
Sub-Funds
Convertible Bond Arbitrage	$139	$8	$(8)	$—	$(65)	$—	$—	$(74)	$—	$—
Distressed	3,372	—	(51)	—	—	—	(3,321)	16,978	16,978	1,062
Emerging Markets	32	—	—	—	—	—	—	(32)	—	—
Event Driven	47,929	—	3,143	—	—	—	(915)	(50,157)	—	—
Global Macro	10,464	—	442	—	—	—	(10,906)	—	—	—
Non-U.S. Equity Hedge	—	—	1,671	18,225	—	—	—	32	19,928	1,671
Relative Value	—	—	—	—	—	—	—	74	74	(8)
Sector Hedge	—	—	—	—	—	20,922	—	—	20,922	(1,780)
Special Situations	27,776	601	1,938	9,750	(1,941)	—	—	33,179	71,303	3,962
Total Investments	$89,712	$609	$7,135	$27,975	$(2,006)	$20,922	$(15,142)	$—	$129,205	$4,907

† As of December 31, 2014, Sub-Fund investments totaling $33,179,000 and $16,978,000 in fair value were reclassified from the Event Driven investment strategy to the Special Situations investment strategy and Distressed investment strategy, respectively. In addition, Sub-Fund investments totaling $74,000 was reclassified from the Convertible Bond Arbitrage investment strategy to the Relative Value investment strategy and $32,000 was reclassified from the Emerging Markets investment strategy to the Non-U.S. Equity Hedge investment strategy. These reclassifications were made in the current period to provide further transparency and more accurate description of the investments.

* The fair value of Transfers Into and Out of Level 3 were measured using the fair value as of the end of the period. Transfers Out of Level 3 include investments in Sub-Funds that were previously categorized as Level 3 investments, with a fair value of $15,142,000, which have been re-classified as Level 2 for the nine months ended December 31, 2014. Such transfers were primarily the result of changes in redemption terms and the Fund’s ability to redeem from these Sub-Funds within 90 days of the schedule of investments date. Transfers Into Level 3 include investments in Sub-Funds that were previously categorized as Level 2 investments, with a fair value of $20,922,000, which have been re-classified as Level 3 for the nine months ended December 31, 2014. Such transfers were primarily the result of changes in redemption terms and the Fund’s inability to redeem from these Sub-Funds within 90 days of the schedule of investments date.

The Fund is not able to obtain complete investment holdings details on each of the Sub-Funds held within the Fund’s portfolio in order to determine whether the Fund’s proportional share of any investments held by the Sub-Funds exceeds 5% of the net assets of the Fund as of December 31, 2014.

QUARTERLY REPORT	3	NT ALPHA STRATEGIES FUND

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alpha Core Strategies Fund

By:	/s/ Robert DiCarlo
Robert DiCarlo, President
(Principal Executive Officer)

Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert DiCarlo
Robert DiCarlo, President (Principal Executive Officer)
Date:	February 26, 2015

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 26, 2015